Employee Severance Costs (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Restructuring And Related Cost [Line Items]
Employment severance costs	$ 23	$ 14	$ 9
South Africa [Member]
Restructuring And Related Cost [Line Items]
Employment severance costs	19	10	9
Continental Africa [Member]
Restructuring And Related Cost [Line Items]
Employment severance costs	1	3	0
Americas [Member]
Restructuring And Related Cost [Line Items]
Employment severance costs	$ 3	$ 1	$ 0